UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09837

Tax-Managed Multi-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio                                                                                         as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.0%

Security	Shares	Value
Biotechnology — 5.0%
Arena Pharmaceuticals, Inc. (1)(2)	1,000	$11,430
Celgene Corp. (1)	66,000	3,996,960
Cephalon, Inc. (1)(2)	46,000	3,456,440
Genzyme Corp. (1)	30,000	1,892,100
		$9,356,930
Capital Markets — 0.0%
FCStone Group, Inc. (1)	40	$1,922
		$1,922
Chemicals — 0.1%
Potash Corporation of Saskatchewan, Inc.	1,500	$121,110
		$121,110
Commercial Banks — 0.5%
National Bank of Greece SA Sponsored ADR (2)	77,000	$910,910
		$910,910
Communications Equipment — 10.3%
BigBand Networks, Inc. (1)(2)	893	$11,609
CommScope, Inc. (1)(2)	109,000	5,932,870
Research in Motion, Ltd. (1)	41,955	8,978,370
Riverbed Technology, Inc. (1)(2)	99,000	4,371,840
		$19,294,689
Computer Peripherals — 1.6%
Apple, Inc. (1)	22,500	$2,964,600
		$2,964,600
Construction & Engineering — 8.0%
Fluor Corp.	26,800	$3,095,668
Foster Wheeler, Ltd. (1)	105,600	11,868,384
		$14,964,052
Containers & Packaging — 1.2%
Owens-Illinois, Inc. (1)	55,100	$2,202,898
		$2,202,898
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (1)(2)	100	$3,880
Capella Education Co. (1)	100	4,471
DeVry, Inc.	71,000	2,300,400
		$2,308,751

Electrical Equipment — 1.0%
General Cable Corp. (1)	18,000	$1,431,000
Solaria Energia y Medio Ambiente S.A. (1)	18,279	410,348
		$1,841,348
Energy Equipment & Services — 1.1%
Diamond Offshore Drilling, Inc. (2)	20,000	$2,063,600
		$2,063,600
Exchange Traded Funds — 0.9%
LYXOR CAC 40	22,000	$1,777,370
		$1,777,370
Food & Staples Retailing — 1.9%
Shoppers Drug Mart Corp.	53,000	$2,594,034
Susser Holdings Corp. (1)	66,563	985,798
		$3,579,832
Food Products — 1.8%
Pilgrim’s Pride Corp. (2)	98,000	$3,300,640
		$3,300,640
Health Care Equipment & Supplies — 0.5%
American Medical Systems Holdings, Inc. (1)(2)	47,000	$859,160
Thoratec Corp. (1)(2)	625	12,131
		$871,291
Health Care Providers & Services — 1.3%
DaVita, Inc. (1)	16,075	$851,010
Henry Schein, Inc. (1)	28,000	1,521,520
		$2,372,530
Hotels, Restaurants & Leisure — 1.6%
Cheesecake Factory, Inc. (1)(2)	45,000	$1,107,900
Scientific Games Corp., Class A (1)(2)	53,000	1,818,430
		$2,926,330
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	100	$8,294
		$8,294
Insurance — 0.0%
Progressive Corp.	400	$8,392
		$8,392
Internet & Catalog Retail — 0.6%
Priceline.com, Inc. (1)(2)	17,500	$1,116,500
		$1,116,500

Internet Software & Services — 4.8%
Ariba, Inc. (1)	113,307	$946,113
DealerTrack Holdings, Inc. (1)	32,500	1,171,950
Equinix, Inc. (1)(2)	500	43,455
Google, Inc., Class A (1)	10,892	5,554,920
Omniture, Inc. (1)(2)	1,000	22,850
Skillsoft PLC Sponsored ADR (1)	150,000	1,276,500
Switch & Data Facilities Co., Inc. (1)(2)	3,448	54,478
		$9,070,266
IT Services — 2.1%
MasterCard, Inc., Class A (2)	12,000	$1,929,600
MoneyGram International, Inc. (2)	80,996	2,072,688
WNS Holdings, Ltd. ADR (1)	52	1,300
		$4,003,588
Machinery — 0.7%
Flowserve Corp.	1,000	$72,270
Titan International, Inc. (2)	40,000	1,181,600
		$1,253,870
Media — 2.8%
Comcast Corp., Class A (1)	68,876	$1,809,373
RCN Corp. (1)	100,000	1,783,000
Virgin Media, Inc.	65,000	1,614,600
		$5,206,973
Metals & Mining — 7.9%
Aber Diamond Corp. (2)	16,927	$630,192
Bolnisi Gold NL (1)	100	236
Gammon Gold, Inc. (1)	321,000	3,601,620
Golden Star Resources, Ltd. (1)	502,000	1,867,440
Thompson Creek Metals Co., Inc. (1)	430,000	8,364,411
United States Steel Corp.	1,000	98,290
Western Copper Corp. (1)	110,000	181,316
		$14,743,505
Oil, Gas & Consumable Fuels — 9.9%
CNX Gas Corp. (1)(2)	40,000	$1,069,200
ConocoPhillips	42,000	3,395,280
Goodrich Petroleum Corp. (1)(2)	1,000	30,090
Hess Corp.	93,400	5,716,080
Occidental Petroleum Corp.	21,000	1,191,120
Quicksilver Resources, Inc. (1)(2)	61,000	2,569,320
SXR Uranium One, Inc. (1)(2)	398,909	4,621,404
W&T Offshore, Inc. (2)	1,000	23,420
		$18,615,914

Personal Products — 2.3%
Herbalife, Ltd.	35,730	$1,464,215
Playtex Products, Inc. (1)	160,494	2,874,448
		$4,338,663
Pharmaceuticals — 6.1%
Abbott Laboratories	30,000	$1,520,701
Elan Corp. PLC Sponsored ADR (1)(2)	189,000	3,539,970
Flamel Technologies SA Sponsored ADR (1)	100	1,695
Ipsen SA	14,500	769,488
Shire Pharmaceuticals Group PLC ADR	75,000	5,534,250
		$11,366,104
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	43,210	$624,384
MFA Mortgage Investments, Inc. REIT	1,000	7,020
		$631,404
Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$3,394
		$3,394
Semiconductors & Semiconductor Equipment — 2.7%
Atheros Communications, Inc. (1)(2)	69,000	$1,923,720
Cavium Networks, Inc. (1)	1,800	42,750
MEMC Electronic Materials, Inc. (1)	50,500	3,096,660
Tessera Technologies, Inc. (1)	500	20,565
		$5,083,695
Software — 1.6%
ACI Worldwide, Inc. (1)	27,000	$824,310
i2 Technologies, Inc. (1)(2)	133,000	2,159,920
		$2,984,230
Specialty Retail — 0.6%
GameStop Corp., Class A (1)	26,000	$1,049,100
		$1,049,100
Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A (2)	500	$8,420
		$8,420
Tobacco — 3.3%
Lowes Corp. - Carolina Group	82,773	$6,273,366
		$6,273,366

Wireless Telecommunication Services — 4.3%
NII Holdings, Inc., Class B (1)(2)	58,000	$4,873,160
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	57,160
Rogers Communications, Inc., Class B (2)	69,000	3,125,010
		$8,055,330
Total Common Stocks (identified cost $116,254,456)		$164,679,811

Short-Term Investments — 32.6%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (3)(4)	46,370	$46,369,717
Investment in Cash Management Portfolio, 4.86% (4)	14,689	14,689,201
Total Short-Term Investments (identified cost, $61,058,918)		$61,058,918
Total Investments — 120.6% (identified cost $177,313,374)		$225,738,729
Other Assets, Less Liabilities — (20.6)%		$(38,514,733)
Net Assets — 100.0%		$187,223,996

ADR	—	American Depository Receipt
CAC 40	—	Continuous Assisted Quotation, French Stock Market Index
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2007.
(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the investment in Cash Management Portfolio for the three months ended July 31, 2007 were $684,008 and $71,839, respectively.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$177,850,776
Gross unrealized appreciation	$49,907,104
Gross unrealized depreciation	(2,019,151)
Net unrealized appreciation	$47,887,953

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	September 20, 2007